Commitments and Contingencies Liabilities	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Liabilities [Abstract]
COMMITMENTS AND CONTINGENCIES LIABILITIES

NOTE 7 - COMMITMENTS AND CONTINGENCIES LIABILITIES

A.	Israel Railways Ltd. (“Israel Railways”):

(1)	Collaboration Agreement with Israel Railways:

In August 2016, the Company and Israel Railways entered into an agreement for cooperation between the parties, which was further amended on January 19, 2020, and on July 1, 2021 (“the Railway Agreement”). Under the Railway Agreement, the Company undertook to fulfill certain functions for the development, marketing, distribution and sale of the systems, and Israel Railways undertook to provide the Company with services and the means to perform tests and experiments, mainly in the form of logistics and manpower, and to provide the Company with information on certain data that will be provided at the discretion of Israel Railways.

In accordance to the Railway Agreement and upon the completion of the initial public offering on April 4, 2022 (the “IPO”) (see Note 9B(4)) the Company paid to Israeli Railways a consideration of 1.5% of the actual IPO proceeds, which was approximately $213 and its right for payment of royalties has expired, according to the Railway Agreement provisions.

The Railway Agreement further provides that Israel Railways will be entitled to purchase the Company’s products and services at a price equal to half the lowest price charged by the Company for those products and services to an unrelated third party.

In addition, as part of the Railway Agreement and in consideration for services provided to the Company by Israel Railways, the Company granted Israel Railways an option to purchase 24,431 of the Company’s ordinary shares at their par value (see also Note 9B(5)).

The Railway Agreement was terminated and canceled by the parties under the Railways Commercial Agreement signed on January 31, 2023 (see Note 7A(2) below).

(2)	Railways Commercial Agreement:

On January 31, 2023, the Company signed an agreement with Israel Railways for the purchase by Israel Railways of ten Rail Vision Main Line Systems and related services for a total amount of approximately $1,400. As of December 31, 2023, the advanced payment received from Israel Railways was recorded as deferred revenues in other accounts payable in the amount of approximately $500.

B.	Memorandum of Understanding between the Company and Knorr-Bremse:

On September 17, 2020, a non-binding memorandum of understanding (the “Knorr-Bremse MOU”) was signed between the Company and Knorr-Bremse Systeme für Schienenfahrzeuge GmbH, an affiliate of Knorr-Bremse AG (“Knorr-Bremse”) regarding cooperation between the parties with respect to Light Rail Vehicle (“LRV”) systems.

Following the signing of the Knorr-Bremse MOU, in December 2020, Knorr-Bremse placed a purchase order with the Company for developing two prototypes of the LRV system according to specifications required by Knorr Bremse (the “Knorr Bremse Purchase Order”). In return for the development of the two prototypes, Knorr Bremse paid the Company a total of approximately EUR 397 thousand (approximately $471).

As of December 31, 2021, the Company completed its commitment according to the Knorr Bremse Purchase Order for the supply of the two LRV prototype systems to Knorr-Bremse. Accordingly, the Company recognized revenues in 2021 from the sale of the two LRV prototype systems and the related services in a total amount of approximately $471.

C.	Framework agreement with Knorr-Bremse Rail Systems Schweiz AG (“KBCH”):

In August 2020, the Company entered into a framework agreement (the “KBCH Framework Agreement”) with KBCH (a subsidiary of Knorr-Bremse operating in Switzerland) regarding the supply of a prototype of the Company’s shunting yard system to Schweizerische Bundes Bahnen Cargo (“SBBC”), a freight train company in Switzerland.

Under the KBCH Framework Agreement, the Company provided KBCH with one prototype of the shunting yard system which has been installed on a shunting locomotive in the SBBC shunting yard, for the purpose of examining the operational performance of the shunting yard system (the “Operational Function Test”).

In consideration for the prototype provided for the Operational Function Test, KBCH paid the Company the amount of approximately EUR 244 thousand (approximately $292). In addition, in order to support the Operational Function Test procedure, the Company undertook to provide various professionals, as needed, in exchange for payment at the maximum rates and amounts determined in the KBCH Framework Agreement. Accordingly, during 2021, KBCH paid the Company an additional amount of approximately. EUR 110 thousand (approximately $125) for the Company’s services supporting the installation and operation of the system and its participation in part of the overall licensing process of the operating concept that were fully provided during the reporting period.

As the delivery of the prototype and the provision of the services described above were identified by the Company as a single performance obligation, during 2021, the Company recognized revenues from the sale of the prototype and the related services in the total amount of approximately $417.

D.	Strategic partnership agreement between the Company and Knorr-Bremse

On August 19, 2021, the Company entered into a strategic partnership agreement which summarizes the understandings for strategic cooperation between the parties.

The agreement was approved by the Company’s Board of Directors on August 25, 2021 and by the Company’s General Meeting on August 26, 2021.

E.	Agreement for supplying equipment and services with Hitachi Rail STS Australian Pty Ltd. (“STS”)

In April 2021, the Company entered into an agreement to supply equipment, personnel and services with STS, which enables STS, as the main supplier, to supply to an Australian railway company Rio Tinto Railway Network, a prototype of the Company’s Main Line system, for demonstrations and examining the operational activity of the Main Line system (the “Long-Term Pilot”).

In September 2022, the Company completed the Long-Term Pilot and accordingly recognized revenues in the year ended December 31, 2022 from the Long Term Pilot in the total amount of EUR 192 thousands (approximately $202).

F.	Proof of Concept Purchase Order

In September 2021 the Company received a purchase order (“PO”) from a customer in the United States (the “U.S. Customer”) for a Proof of Concept (“POC”) regarding to a detection system which will focus on railway infrastructure inspection and is based on the Company’s sensors and algorithmic capabilities, utilizing cloud computing to handle data collections and measurements.

In March 2022, the Company completed the POC and accordingly recognized revenues in the year ended December 31, 2022 from the POC in the total amount of approximately $219.

G.	Six-Month Trial with Leading US-based Rail and Leasing Services Company

On February 16, 2023, a leading US-based rail and leasing services company purchased a Switch Yard System for $140 with support, to evaluate its performance during a six-month trial. The six-month trial was completed in September 2023, and accordingly recognized revenues in the year ended December 31, 2023 from the sale of the system and the trial, in the total amount of approximately $142. Regarding a supply contract signed on January 17, 2024 with this customer for the purchase of the Company’s AI-based Switch Yard Systems, see Note 15B below.

H.	Purchase Order from a Leading Latin America Mining Company

On October 17, 2023, the Company received a purchase order in the amount of $492 for a single Main Line system and related services from a leading Latin American (“LATAM”) mining company.

On December 11, 2023, the Company completed the delivery of the Main Line system to the LATAM mining company but hadn’t fully transferred the control on the system to the customer. In addition to the delivery of the system, the Company is providing supervision, guidance, and training services as part of the $492 purchase order.

As of December 31, 2023, the payment received from the LATAM mining company in the amount of $492, was recorded as deferred revenues in other accounts payable. In addition, the Company recorded an amount of approximately $87 as deferred cost of revenues and an amount of approximately $39 as deferred expenses.